Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Kingdom of Lesotho [Member]
Income Taxes (Details) [Line Items]
Statutory tax rate	10.00%	10.00%
Republic of Malta [Member]
Income Taxes (Details) [Line Items]
Statutory tax rate	35.00%	35.00%
United Kingdom [Member]
Income Taxes (Details) [Line Items]
Statutory tax rate	19.00%	19.00%
Republic of Portugal [Member]
Income Taxes (Details) [Line Items]
Statutory tax rate	21.00%